Obligation to FIDC FGTS Quota Holders (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Obligation to FIDC FGTS Quota Holders [Abstract]
Remuneration of CDI rate	1.50%
Interest accrued	R$ 122,272	R$ 59,257